Certain risks and uncertainties (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) customer	Dec. 31, 2016 CNY (¥) customer	Dec. 31, 2015 CNY (¥) customer	Dec. 31, 2014 CNY (¥)
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents | ¥	¥ 1,473,455	¥ 2,569,402	¥ 2,883,294	¥ 2,155,009
Denominated in RMB | Foreign currency risk
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents | ¥	¥ 1,455,692	¥ 1,693,543
Accounts receivable | Accounts receivable balances
Certain risks and uncertainties
Number of individual customers accounting for 5% or more of total revenues or accounts receivable	3	3
Revenue and accounts receivable by major customer (as a percent)	5.00%
Accounts receivable | Accounts receivable balances | 3 largest customers
Certain risks and uncertainties
Revenue and accounts receivable by major customer (as a percent)	14.10%	20.00%
Revenues | Geographic concentration risk | Japan
Certain risks and uncertainties
Number of individual customers accounting for 5% or more of total revenues or accounts receivable		1	1
Revenue and accounts receivable by major customer (as a percent)	2.60%	4.00%	12.50%
Revenues | Geographic concentration risk | United States
Certain risks and uncertainties
Number of individual customers accounting for 5% or more of total revenues or accounts receivable	1
Revenue and accounts receivable by major customer (as a percent)	7.20%